Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 143,880,241
Depreciation expense	28,747,518	$ 969,890	$ 28,961,614	$ 28,938,770
Additions	23,677,682	798,842	27,680,862	28,280,821
Ending balance	135,168,406	4,560,338	143,880,241
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	364,012,147	12,281,112	355,233,007	336,787,690
Additions	23,677,682	798,842	27,680,862	28,280,821
Disposals	(9,896,428)	(333,887)	(7,069,481)	(8,700,239)
Reclassification	(474,352)	(16,003)	(175)	130,809
Acquisitions through business combinations			1,159
Effect of foreign currency exchange differences	(6,998,807)	(236,128)	(11,833,225)	(1,266,074)
Ending balance	370,320,242	12,493,936	364,012,147	355,233,007
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	220,131,906	7,426,852	205,235,932	185,200,575
Depreciation expense	28,625,287	965,766	28,961,614	28,938,770
Impairment losses recognized	289,558	9,769	888,231	258,129
Disposals	(8,757,164)	(295,450)	(6,245,611)	(8,372,341)
Reclassification	(199,745)	(6,740)		(3,208)
Acquisitions through business combinations			824
Effect of foreign currency exchange differences	(4,938,006)	(166,599)	(8,709,084)	(785,993)
Ending balance	235,151,836	7,933,598	220,131,906	205,235,932
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,365,013
Ending balance	3,258,518	109,937	3,365,013
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,365,013	113,529	3,381,300	3,348,018
Reclassification	(35,965)	(1,212)
Effect of foreign currency exchange differences	(70,530)	(2,380)	(16,287)	33,282
Ending balance	3,258,518	109,937	3,365,013	3,381,300
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	58,028,631
Ending balance	58,272,864	1,966,021	58,028,631
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	96,258,175	3,247,577	94,447,932	86,725,254
Additions	350,434	11,823	22,341	132,584
Disposals	(609,294)	(20,556)	(684,698)	(405,040)
Reclassification	6,483,392	218,738	5,110,102	8,579,472
Effect of foreign currency exchange differences	(2,294,779)	(77,422)	(2,637,502)	(584,338)
Ending balance	100,187,928	3,380,160	96,258,175	94,447,932
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	38,229,544	1,289,796	34,646,878	30,329,544
Depreciation expense	5,156,558	173,973	5,114,263	4,790,646
Impairment losses recognized	2,310	78	620	120,424
Disposals	(478,903)	(16,157)	(449,198)	(308,895)
Reclassification	(210,080)	(7,088)	(5,123)	5,704
Effect of foreign currency exchange differences	(784,365)	(26,463)	(1,077,896)	(290,545)
Ending balance	41,915,064	1,414,139	38,229,544	34,646,878
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	72,700,762
Ending balance	66,185,198	2,232,969	72,700,762
Machinery and equipment1 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	248,200,756	8,373,845	243,283,607	233,669,627
Additions	102,301	3,451	94,480	553,496
Disposals	(8,449,949)	(285,086)	(5,956,179)	(8,041,933)
Reclassification	18,331,738	618,480	19,661,732	18,054,712
Effect of foreign currency exchange differences	(4,986,843)	(168,247)	(8,882,884)	(952,295)
Ending balance	253,198,003	8,542,443	248,200,756	243,283,607
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	175,499,994	5,921,052	164,568,298	149,497,980
Depreciation expense	22,722,307	766,610	22,983,290	23,372,408
Impairment losses recognized	286,880	9,679	876,123	31,116
Disposals	(7,540,654)	(254,408)	(5,544,489)	(7,838,937)
Reclassification	34,452	1,162	9,660	(11,920)
Effect of foreign currency exchange differences	(3,990,174)	(134,621)	(7,392,888)	(482,349)
Ending balance	187,012,805	6,309,474	175,499,994	164,568,298
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,089,581
Ending balance	1,588,113	53,580	2,089,581
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,474,661	285,920	7,722,408	7,182,574
Additions	130,659	4,408	470,901	401,417
Disposals	(763,937)	(25,774)	(159,822)	(232,555)
Reclassification	174,947	5,902	691,276	389,783
Acquisitions through business combinations			1,159
Effect of foreign currency exchange differences	(204,250)	(6,891)	(251,261)	(18,811)
Ending balance	7,812,080	263,565	8,474,661	7,722,408
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,385,080	215,421	5,907,414	5,365,887
Depreciation expense	746,422	25,183	864,061	775,716
Impairment losses recognized	368	12	5,564
Disposals	(720,319)	(24,302)	(151,875)	(224,509)
Reclassification	(24,117)	(814)	(4,537)	3,008
Acquisitions through business combinations			824
Effect of foreign currency exchange differences	(163,467)	(5,515)	(236,371)	(12,688)
Ending balance	6,223,967	209,985	6,385,080	5,907,414
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,696,254
Ending balance	5,863,713	197,831	7,696,254
Construction in progress and machinery in transit [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,713,542	260,241	6,397,760	5,862,217
Additions	23,094,288	779,160	27,093,140	27,193,324
Disposals	(73,248)	(2,471)	(268,782)	(20,711)
Reclassification	(25,428,464)	(857,911)	(25,463,285)	(26,893,158)
Effect of foreign currency exchange differences	557,595	18,812	(45,291)	256,088
Ending balance	5,863,713	197,831	7,713,542	6,397,760
Construction in progress and machinery in transit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,288	583	113,342	7,164
Impairment losses recognized			5,924	106,589
Disposals	$ (17,288)	$ (583)	(100,049)
Effect of foreign currency exchange differences			(1,929)	(411)
Ending balance			$ 17,288	$ 113,342